Financial Instruments and Financial Risk Management (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Classification to equity of Series B warrants			$ 2,286
Exercise of anti-dilution feature		$ 2,302
Level 3 Instruments [Member]
Statement Line Items [Line Items]
Balance		753	94		[1]
Initial recognition		753	2,273	299
Finance expenses (income)		3,175	(1,614)	1,044
Classification to equity of Series B warrants		2,239		(1,249)
Classification to level 1 (see Note 13(e))		(3,479)		94
Exercise of anti-dilution feature		(901)		(12)
Settlement/cancellation		(1,787)
Balance			753	94
Total unrealized losses for the period included in profit or loss for liabilities held		2,239	(1,614)	(12)
Level 3 Instruments [Member] | Bridge Loan [Member]
Statement Line Items [Line Items]
Balance					[1]
Initial recognition
Finance expenses (income)	[2]			800
Classification to equity of Series B warrants				(800)
Classification to level 1 (see Note 13(e))
Exercise of anti-dilution feature
Balance
Total unrealized losses for the period included in profit or loss for liabilities held
Level 3 Instruments [Member] | Financing of Issuance Expenses [Member]
Statement Line Items [Line Items]
Balance					[1]
Initial recognition
Finance expenses (income)	[2]			256
Classification to equity of Series B warrants				(256)
Classification to level 1 (see Note 13(e))
Exercise of anti-dilution feature
Balance
Total unrealized losses for the period included in profit or loss for liabilities held
Level 3 Instruments [Member] | Derivative Financial Instruments [Member]
Statement Line Items [Line Items]
Balance		61
Initial recognition		61	1,958
Finance expenses (income)		2,678	(1,897)
Classification to equity of Series B warrants		1,641
Classification to level 1 (see Note 13(e))		(3,479)
Exercise of anti-dilution feature		(901)
Settlement/cancellation
Balance			61
Total unrealized losses for the period included in profit or loss for liabilities held		1,641	(1,897)
Level 3 Instruments [Member] | Options to Group Of Investors [Member]
Statement Line Items [Line Items]
Balance
Initial recognition				193
Finance expenses (income)
Classification to equity of Series B warrants				(193)
Classification to level 1 (see Note 13(e))
Exercise of anti-dilution feature
Balance
Total unrealized losses for the period included in profit or loss for liabilities held
Anti-Dilution Feature [Member] | Level 3 Instruments [Member]
Statement Line Items [Line Items]
Balance		692	94
Initial recognition		692	315	106
Finance expenses (income)		497	283	(12)
Classification to equity of Series B warrants		598
Classification to level 1 (see Note 13(e))				94
Exercise of anti-dilution feature				(12)
Settlement/cancellation		(1,787)
Balance			692	94
Total unrealized losses for the period included in profit or loss for liabilities held		$ 598	$ 283	$ (12)

[1]	Represents an amount of less than $ 1 thousands.
[2]	Recognition of deferred initial loss at an amount equal to the cash amount paid by the Company at the time of completion the Merger Transaction.